UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10377

Registrant Name:	PIMCO Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway, 41st Floor,
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway, 41st Floor
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2012

Date of Reporting Period:	January 31, 2012

Item 1. Schedule of Investments

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2012 (unaudited)

Principal Amount (000s)		Value*
MUNICIPAL BONDS & NOTES—97.7%
	Alabama—0.9%
$2,500	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.875%, 11/15/24, Ser. A	$2,522,125
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev., Redstone Village Project,
250	5.50%, 1/1/28	237,777
885	5.50%, 1/1/43	732,276
1,350	Montgomery Medical Clinic Board Rev., Jackson Hospital & Clinic, 5.25%, 3/1/31	1,359,288

		4,851,466

	Alaska—0.8%
3,280	Borough of Matanuska-Susitna Rev., Goose Creek Correctional Center, 6.00%, 9/1/32 (AGC)	3,893,557
900	Industrial Dev. & Export Auth. Rev., Boys & Girls Home, 6.00%, 12/1/36	558,000

		4,451,557

	Arizona—4.9%
5,000	Apache Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co. Project, 5.875%, 3/1/33, Ser. B	5,005,250
	Health Facs. Auth. Rev.,
2,050	Banner Health, 5.50%, 1/1/38, Ser. D	2,207,030
2,750	Beatitudes Campus Project, 5.20%, 10/1/37	2,011,790
1,500	Maricopa Cnty. Pollution Control Corp. Rev., Southern California Edison Co., 5.00%, 6/1/35, Ser. A	1,611,870
	Pima Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co., Ser. A,
750	5.25%, 10/1/40	763,792
4,150	6.375%, 9/1/29	4,249,683
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (g)	5,518,050
4,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	4,236,246

		25,603,711

	Arkansas—0.5%
8,500	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project, zero coupon, 7/1/36 (AMBAC)	2,764,030

	California—14.1%
	Bay Area Toll Auth. Rev.,
2,875	5.00%, 10/1/34	3,156,376
3,255	San Francisco Bay Area, 5.00%, 10/1/42	3,528,322
3,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	3,471,540
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
6,000	5.00%, 6/1/33	4,482,120
1,500	5.75%, 6/1/47	1,133,415
	Health Facs. Financing Auth. Rev.,
2,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	2,272,120
1,500	Sutter Health, 6.00%, 8/15/42, Ser. B	1,737,375
5,300	Los Angeles Community College Dist., GO, 5.00%, 8/1/32, Ser. A (FGIC-NPFGC)	5,777,159

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2012 (unaudited)(continued)

Principal Amount (000s)		Value*
	California (continued)
$2,000	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	$2,139,460
4,175	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	4,535,971
2,000	M-S-R Energy Auth. Rev., 6.125%, 11/1/29, Ser. C	2,295,760
1,600	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,792,544
5,000	Orange Cnty. Airport Rev., 5.25%, 7/1/39, Ser. A	5,417,250
1,600	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,739,856
	State, GO,
700	5.00%, 11/1/32	752,668
1,200	5.00%, 6/1/37	1,266,432
2,300	5.125%, 8/1/36	2,467,095
1,250	5.25%, 3/1/38	1,343,988
1,900	5.25%, 11/1/40	2,091,349
500	5.50%, 3/1/40	561,590
3,200	6.00%, 4/1/38	3,753,568
	Statewide Communities Dev. Auth. Rev.,
750	California Baptist Univ., 6.50%, 11/1/21	841,410
845	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	919,368
	Methodist Hospital Project (FHA),
2,600	6.625%, 8/1/29	3,274,128
9,500	6.75%, 2/1/38	11,540,790
2,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	999,600

		73,291,254

	Colorado—1.2%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	379,010
450	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	467,888
2,500	Health Facs. Auth. Rev., Catholic Health Initiatives, 5.00%, 2/1/41, Ser. A	2,681,450
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	622,050
400	Regional Transportation Dist., CP, 5.375%, 6/1/31, Ser. A	451,596
1,500	Univ. of Colorado Rev., 5.375%, 6/1/38, Ser. A	1,706,295

		6,308,289

	Connecticut—1.0%
5,000	State Health & Educational Fac. Auth. Rev., Hartford Healthcare, 5.00%, 7/1/41, Ser. A	5,284,250

	District of Columbia—1.3%
2,500	Dist. of Columbia Rev., Brookings Institution, 5.75%, 10/1/39	2,804,650
3,750	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	3,804,862

		6,609,512

	Florida—2.2%
850	Beacon Lakes Community Dev. Dist., Special Assessment, 6.00%, 5/1/38, Ser. A	812,132
4,000	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (g)	4,478,040
300	Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A	313,662
500	Lee Cnty. Industrial Dev. Auth. Rev., Sara Lee Community Charter Foundation, 5.375%, 6/15/37, Ser. A	435,515

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2012 (unaudited)(continued)

Principal Amount (000s)		Value*
	Florida (continued)
$1,250	Miami-Dade Cnty. School Board, CP, 5.375%, 2/1/34, Ser. A (AGC)	$1,354,750
3,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (g)	4,302,675

		11,696,774

	Georgia—0.4%
2,300	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	2,030,141

	Illinois—2.6%
5,000	Chicago, GO, 5.00%, 1/1/34, Ser. C (g) Finance Auth. Rev.,	5,296,050
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	468,348
	Univ. of Chicago,
190	5.25%, 7/1/41, Ser. 05-A	190,946
5,000	5.50%, 7/1/37, Ser. B (g)	5,640,050
1,900	Springfield Electric Rev., 5.00%, 3/1/36	1,996,330

		13,591,724

	Indiana—1.0%
1,500	Finance Auth. Rev., Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	1,698,840
1,000	Municipal Power Agcy. Rev., 6.00%, 1/1/39, Ser. B	1,124,180
1,900	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22	2,294,972

		5,117,992

	Iowa—1.6%
	Finance Auth. Rev.,
4,890	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	3,618,013
	Edgewater LLC Project,
3,500	6.75%, 11/15/37	3,281,145
1,500	6.75%, 11/15/42	1,387,185

		8,286,343

	Kansas—0.5%
1,000	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	1,132,420
1,000	Lenexa City, Tax Allocation, Center East Project, 6.00%, 4/1/27	711,980
650	Manhattan Rev., Meadowlark Hills Retirement, 5.125%, 5/15/42, Ser. B	588,543

		2,432,943

	Kentucky—0.4%
1,000	Economic Dev. Finance Auth. Rev., Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	1,088,380
1,000	Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp. Project, 6.00%, 7/15/31, Ser. A	1,067,490

		2,155,870

	Louisiana—6.2%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
3,930	Capital Projects & Equipment Acquisition, 6.55%, 9/1/25 (ACA)	4,274,464
400	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	437,300
750	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	790,763

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2012 (unaudited)(continued)

Principal Amount (000s)		Value*
	Louisiana (continued)
$2,000	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project, 6.50%, 5/15/37	$2,226,740
24,395	Tobacco Settlement Financing Corp. Rev. 5.875%, 5/15/39, Ser. 2001-B	24,637,730

		32,366,997

	Maryland—0.4%
1,500	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	1,546,890
650	Health & Higher Educational Facs. Auth. Rev., Charlestown Community, 6.25%, 1/1/41	712,218

		2,259,108

	Massachusetts—0.5%
	Dev. Finance Agcy. Rev.,
750	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	799,425
	Linden Ponds, Inc. Fac.,
103	zero coupon, 11/15/56, Ser. B	1,133
21	5.50%, 11/15/46, Ser. A-2	13,796
388	6.25%, 11/15/39, Ser. A-1	296,931
1,500	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	1,692,465

		2,803,750

	Michigan—1.1%
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	1,853,700
5,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	3,789,250

		5,642,950

	Minnesota—0.4%
95	Agricultural & Economic Dev. Board Rev., Health Care Systems, 6.375%, 11/15/29, Ser. A	95,433
100	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	97,220
1,500	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	1,623,855
500	Washington Cnty. Housing & Redev. Auth. Rev., Birchwood & Woodbury Projects, 5.625%, 6/1/37, Ser. A	487,765

		2,304,273

	Missouri—0.3%
1,000	Joplin Industrial Dev. Auth. Rev., Christian Homes, Inc., 5.75%, 5/15/26, Ser. F	1,016,270
500	Lee’s Summit, Tax Allocation, Summit Fair Project, 5.625%, 10/1/23	519,190

		1,535,460

	Nevada—4.0%
	Clark Cnty., GO,
5,000	4.75%, 6/1/30 (AGM)	5,246,700
5,230	4.75%, 11/1/35 (FGIC-NPFGC) (g)	5,393,804
9,755	Washoe Cnty., Water & Sewer, GO, 5.00%, 1/1/35 (NPFGC)	10,054,673

		20,695,177

	New Jersey—8.3%
16,550	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 5.75%, 4/1/31	16,837,970
2,000	Economic Dev. Auth. Rev., School Facs. Construction, 5.50%, 12/15/34, Ser. Z (AGC)	2,233,140

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2012 (unaudited)(continued)

Principal Amount (000s)		Value*
	New Jersey (continued)
$500	Health Care Facs. Financing Auth. Rev., AHS Hospital Corp., 6.00%, 7/1/37	$581,175
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	2,206,700
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
6,600	4.75%, 6/1/34	4,922,478
11,500	5.00%, 6/1/41	8,684,340
7,000	Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B	7,644,980

		43,110,783

	New Mexico—1.5%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	1,048,810
6,400	Hospital Equipment Loan Council Rev., Presbyterian Healthcare, 5.00%, 8/1/39	6,832,256

		7,881,066

	New York—12.0%
14,000	Hudson Yards Infrastructure Corp. Rev., 5.25%, 2/15/47, Ser. A	15,139,180
	Liberty Dev. Corp. Rev.,
10,000	1 World Trade Center Project, 5.00%, 12/15/41	11,092,200
10,000	4 World Trade Center Project, 5.00%, 11/15/44	10,743,800
	Goldman Sachs Headquarters,
7,500	5.25%, 10/1/35	8,243,850
3,000	5.50%, 10/1/37	3,345,810
3,000	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	3,240,750
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	3,378,018
3,000	New York City Municipal Water Finance Auth. Water & Sewer Rev., Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	3,285,780
3,500	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	3,879,610

		62,348,998

	North Carolina—0.2%
1,500	Medical Care Commission Rev., Village at Brookwood, 5.25%, 1/1/32	1,287,675

	Ohio—1.8%
11,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	8,189,500
500	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A	540,495
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	533,665

		9,263,660

	Oregon—0.6%
2,000	Oregon Health & Science Univ. Rev., 5.75%, 7/1/39, Ser. A	2,255,280
600	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	658,194

		2,913,474

	Pennsylvania—4.8%
5,000	Geisinger Auth. Rev., 5.25%, 6/1/39, Ser. A	5,473,050
2,000	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	1,644,220

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2012 (unaudited)(continued)

Principal Amount (000s)		Value*
	Pennsylvania (continued)
	Higher Educational Facs. Auth. Rev.,
$500	Edinboro Univ. Foundation, 6.00%, 7/1/43	$531,145
350	Thomas Jefferson Univ., 5.00%, 3/1/40	377,454
	Lancaster Cnty. Hospital Auth. Rev., Brethren Village Project Ser. A,
750	6.25%, 7/1/26	780,592
85	6.375%, 7/1/30	88,395
1,100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	1,213,784
7,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	7,616,910
4,465	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	4,472,948
500	Philadelphia Water and Sewer Rev., 5.25%, 1/1/36, Ser. A	540,845
2,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	2,114,020

		24,853,363

	Puerto Rico—0.6%
3,000	Sales Tax Financing Corp. Rev., 5.375%, 8/1/38, Ser. C	3,292,320

	Rhode Island—4.6%
23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	23,800,952

	South Carolina—0.9%
2,000	Greenwood Cnty. Hospital Rev., Self Memorial Hospital, 5.50%, 10/1/26	2,003,940
450	Jobs-Economic Dev. Auth. Rev., Lutheran Homes, 5.50%, 5/1/28	419,733
2,200	State Ports Auth. Rev., 5.25%, 7/1/40	2,416,128

		4,839,801

	Tennessee—2.2%
940	Memphis Health Educational & Housing Fac. Board Rev., Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)(b)(d)(h) (acquisition cost-$935,300; purchased 6/29/01)	472,350
	Tennessee Energy Acquisition Corp. Rev.,
370	5.00%, 2/1/21, Ser. C	392,552
5,000	5.00%, 2/1/27, Ser. C	5,138,400
5,000	5.25%, 9/1/24, Ser. A	5,381,950

		11,385,252

	Texas—9.6%
1,200	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	1,318,812
2,000	Love Field Airport Modernization Corp. Rev., Southwest Airlines Co. Project, 5.25%, 11/1/40	2,030,660
	North Harris Cnty. Regional Water Auth. Rev.,
4,200	5.25%, 12/15/33	4,636,926
4,200	5.50%, 12/15/38	4,646,502
	North Texas Tollway Auth. Rev.,
2,750	5.00%, 1/1/38	2,926,770
3,000	5.25%, 1/1/44, Ser. C	3,170,550
600	5.50%, 9/1/41, Ser. A	695,862
6,050	5.625%, 1/1/33, Ser. A	6,639,512
600	5.75%, 1/1/33, Ser. F	645,288

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2012 (unaudited)(continued)

Principal Amount (000s)		Value*
	Texas (continued)
$250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	$275,755
	State Public Finance Auth. Charter School Finance Corp. Rev., Ser. A
400	5.875%, 12/1/36	404,972
2,000	Cosmos Foundation, 5.375%, 2/15/37	2,002,440
4,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	4,711,680
	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
6,500	5.25%, 12/15/23, Ser. A	6,901,050
6,500	6.25%, 12/15/26, Ser. D	7,591,545
1,000	Uptown Dev. Auth., Tax Allocation, Infrastructure Improvement Facs., 5.50%, 9/1/29	1,043,990
500	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	547,450

		50,189,764

	U. S. Virgin Islands—0.1%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	511,140

	Utah—1.7%
7,000	Salt Lake Cnty. Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	8,800,680

	Virginia—0.6%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	1,127,550
1,985	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	1,873,483

		3,001,033

	Washington—1.2%
	Health Care Facs. Auth. Rev.,
700	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	780,157
250	Seattle Cancer Care Alliance, 7.375%, 3/1/38	291,988
2,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	2,080,140
	State Housing Finance Commission Rev., Skyline at First Hill Project Ser. A,
275	5.25%, 1/1/17	247,024
3,600	5.625%, 1/1/38	2,619,108

		6,018,417

	West Virginia—0.2%
1,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	1,127,060

	Wisconsin—0.5%
	Health & Educational Facs. Auth. Rev.,
2,230	Kenosha Hospital & Medical Center Project, 5.625%, 5/15/29	2,238,809
500	Prohealth Care, Inc., 6.625%, 2/15/39	572,185

		2,810,994

	Total Municipal Bonds & Notes (cost—$468,488,089)	509,520,003

VARIABLE RATE NOTES (a)(c)(e)(f)—2.3%
	Texas—0.4%
1,000	JPMorgan Chase Putters/Drivers Trust, GO, 8.047%, 2/1/17, Ser. 3480	1,275,230
600	JPMorgan Chase Putters/Drivers Trust Rev., 8.569%, 10/1/31, Ser. 3227	800,394

		2,075,624

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2012 (unaudited)(continued)

Principal Amount (000s)		Value*
	Washington—1.9%
$6,670	JPMorgan Chase Putters/Drivers Trust, GO, 11.751%, 8/1/28, Ser. 3388	$9,685,841

	Total Variable Rate Notes (cost—$8,168,020)	11,761,465

	Total Investments (cost—$476,656,109) (i)—100.0%	$521,281,468

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $12,233,815, representing 2.3% of total investments.

(b)	Illiquid.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.

(e)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on January 31, 2012.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2012.

(g)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Restricted. The acquisition cost of such security is $935,300 and the market value is $472,350, representing 0.1% of total investments.

(i)	At January 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $460,604,976. Gross unrealized appreciation was $54,196,975, gross unrealized depreciation was $9,052,910 and net unrealized appreciation was $45,144,065. The difference between book and tax cost is attributable to inverse floater transactions.

Glossary:

ACA—insured by American Capital Access Holding Ltd.

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

NPFGC—insured by National Public Finance Guarantee Corp.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes—Municipal bonds and notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at January 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 1/31/12
Investments in Securities - Assets
Municipal Bonds & Notes:
Tennessee	—	$10,912,902	$472,350	$11,385,252
All Other	—	498,134,751	—	498,134,751
Variable Rate Notes	—	11,761,465	—	11,761,465

Total Investments	—	$520,809,118	$472,350	$521,281,468

There were no significant transfers between Levels 1 and 2 during the nine months ended January 31, 2012.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended January 31, 2012, was as follows:

	Beginning Balance 4/30/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 1/31/12
Investments in Securities - Assets
Municipal Bonds & Notes:
Tennessee	$472,350	—	—	—	—	—	—	—	$472,350

Total Investments	$472,350	—	—	—	—	—	—	—	$472,350

There was no change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at January 31, 2012.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 22, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 22, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 22, 2012